Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	4.30%	5.42%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	5.14%	5.94%
Expected long-term rate of return on plan assets	7.68%	8.00%
Pension [Member]
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Rate of compensation increase - pension	4.85%	4.85%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Rate of compensation increase - pension	4.85%	4.85%
SERP [Member]
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Rate of compensation increase - pension	7.00%	7.00%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Rate of compensation increase - pension	7.00%	7.00%